iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026

Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Investment Interests - 23.7%
Private Business Development Company - 13.9%
Bain Capital Private Credit Offshore Access Fund, L.P.							1,106,469	$ 28,449,523	$ 28,622,588	[1]
AGTB BDC Holdings, L.P.							396,912	10,000,000	10,008,097	[1,2]
								38,449,523	38,630,685
Public Business Development Company - 9.8%
Audax Private Credit Fund, LLC							1,124,771	28,351,338	27,446,655	[1]
Total Investment Interests								66,800,861	66,077,340

Senior Secured Loans - 89.2%
Advertising - 1.2%
Fusion Buyer, Inc.	Term Loan	8.42	SOFR	525	3/11/2030	USD	3,482,500	3,482,500	3,474,644	[1,2,3,4]

Application Software - 3.2%
Cardinal Parent, Inc.	Term Loan	8.38	SOFR	450	5/21/2032	USD	6,168,620	6,210,292	5,763,837	[1,2,3]
G-3 Apollo Acquisition Corp.	Revolver	8.67-8.74	SOFR	500	3/10/2031	USD	107,500	106,991	107,500	[1,2,3,4]
G-3 Apollo Acquisition Corp.	Term Loan	8.66	SOFR	500	3/10/2031	USD	2,979,900	2,967,598	2,991,860	[1,2,3,4]
								9,284,881	8,863,197
Asset Management and Custody Banks - 3.2%
Lido Advisors, LLC	Delayed Draw	8.40-8.85	SOFR	475	11/15/2030	USD	1,980,305	1,980,305	2,000,108	[1,2,3,4]
Lido Advisors, LLC	Term Loan	8.42	SOFR	475	11/15/2030	USD	4,456,587	4,605,495	4,501,152	[1,2,3]
Petra Borrower, LLC	Delayed Draw	9.44	SOFR	575	11/15/2030	USD	684,996	676,198	684,996	[1,2,3]
Petra Borrower, LLC	Revolver	9.39	SOFR	575	11/15/2030	USD	82,904	81,726	82,904	[1,2,3,4]
Petra Borrower, LLC	Term Loan	9.41	SOFR	575	11/15/2030	USD	1,760,332	1,799,104	1,760,332	[1,2,3]
								9,142,828	9,029,492
Banking - 1.8%
Alogent Holdings, Inc.	Term Loan	10.17	SOFR	650	1/21/2032	USD	5,018,672	4,971,240	4,968,485	[1,2,3,4]

Beverages - 1.0%
Shennong Buyer, Inc.	Revolver	8.73	SOFR	373	5/6/2033	USD	195,882	194,919	194,903	[1,2,3,4]
Shennong Buyer, Inc.	Term Loan	8.73	SOFR	373	5/6/2033	USD	2,470,588	2,458,432	2,458,235	[1,2,3]
								2,653,351	2,653,138
Building Products - 1.6%
Lindsay Precast, LLC	Revolver	9.00	SOFR	475	12/16/2032	USD	144,828	144,828	144,493	[1,2,3,4]
Lindsay Precast, LLC	Term Loan	8.42	SOFR	475	12/16/2032	USD	4,224,138	4,224,138	4,214,375	[1,2,3,4]
								4,368,966	4,358,868
Consumer Discretionary - 1.6%
Comet Bidco Limited	Delayed Draw	8.66	SOFR	400	1/30/2032	USD	2,826	2,826	2,826	[1,2,3,4]
Comet Bidco Limited	Term Loan	8.66	SOFR	400	1/30/2032	USD	4,521,739	4,521,739	4,521,739	[1,2,3,4]
								4,524,565	4,524,565
Consumer Staples - 3.8%
INW Manufacturing, LLC	Term Loan	9.42	SOFR	580	1/23/2031	USD	6,982,500	6,915,911	6,912,675	[1,2,3]
Patten Seed Company, LLC	Term Loan	8.50	SOFR	325	3/10/2032	USD	3,636,364	3,636,364	3,636,364	[1,2,3,4]
								10,552,275	10,549,039
Diversified Mining & Metals - 1.2%
Pareto Buyers, LLC	Term Loan	9.00	SOFR	450	12/16/2032	USD	3,412,698	3,412,698	3,404,798	[1,2,3,4]

Diversified/Conglomerate Service - 2.2%
DTIQ Technologies, Inc.	Term Loan	11.14	SOFR	750	9/30/2029	USD	2,087,813	2,079,381	2,078,417	[1,2,3]
Innovative Discovery, LLC	Term Loan	9.14	SOFR	550	12/31/2030	USD	4,135,065	4,105,746	4,104,052	[1,2,3,4]
								6,185,127	6,182,469
Drug Retail - 1.6%
Innovative Discovery, LLC	Term Loan	8.65-8.67	SOFR	525	8/6/2030	USD	4,553,503	4,534,394	4,524,411	[1,2,3,4]

Education Services - 1.7%
Owl Acquisition, LLC	Delayed Draw	8.43	SOFR	475	4/17/2032	USD	80,370	79,923	72,771	[1,2,3,4]
Owl Acquisition, LLC	Revolver	8.48	SOFR	475	4/17/2032	USD	184,040	183,595	166,639	[1,2,3,4]
Owl Acquisition, LLC	Term Loan	8.43	SOFR	475	4/17/2032	USD	4,814,911	4,804,402	4,359,662	[1,2,3,4]
								5,067,920	4,599,072
Environmental & Facilities Services - 1.2%
WER Holdings, LLC	Delayed Draw	9.35	SOFR	550	4/11/2030	USD	1,714,180	1,706,793	1,696,770	[1,2,3,4]
WER Holdings, LLC	Revolver	9.35	SOFR	550	4/11/2030	USD	213,441	212,539	211,273	[1,2,3,4]
WER Holdings, LLC	Term Loan	9.20-9.35	SOFR	550	4/11/2030	USD	1,366,742	1,360,685	1,352,860	[1,2,3,4]
								3,280,017	3,260,903

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value		Footnotes
Senior Secured Loans - 89.2% (Continued)
Financials - 2.9%
G-3 Frax Acquisition, LLC	Revolver	8.71	SOFR	500	1/30/2032	USD	89,400	89,400	89,400		1,2,3
G-3 Frax Acquisition, LLC	Term Loan	8.66	SOFR	500	1/30/2032	USD	6,255,000	6,255,000	6,255,000		1,2,3
Liberty Purchaser, LLC	Delayed Draw	8.32	SOFR	382	11/22/2029	USD	140,000	140,000	140,000		1,2,3,4
Orchard Park Bidco	Term Loan	8.67	SOFR	367	4/21/2033	USD	1,698,113	1,698,113	1,698,113		1,2,3
								8,182,513	8,182,513
Health Care Distributors - 0.7%
Prescott's Inc.	Delayed Draw	8.48	SOFR	500	12/30/2030	USD	426,465	$ 425,515	$ 423,998		[1,2,3,4]
Prescott's Inc.	Term Loan	8.48	SOFR	500	12/30/2030	USD	1,439,023	1,433,266	1,430,698		[1,2,3,4]
								1,858,781	1,854,696
Health Care Facilities - 4.0%
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.64-8.72	SOFR	500	1/21/2031	USD	1,041,654	1,036,995	1,035,615	#	[1,2,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	6.11	SOFR	500	1/21/2031	USD	6,473	6,442	6,435		[1,2,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Term Loan	8.64-8.67	SOFR	500	1/21/2031	USD	3,006,377	2,988,366	2,988,947		[1,2,3,4]
CRH Healthcare Purchaser, Inc.	Term Loan	8.99	SOFR	525	9/17/2031	USD	4,894,052	4,872,088	4,868,629		[1,2,3,4]
Orion Midco, LLC	Term Loan	8.89	SOFR	525	5/21/2031	USD	2,259,726	2,231,778	2,239,327		[1,2,3,4]
								11,135,669	11,138,953
Health Care Services - 7.1%
BCP Remed Holdings, Inc.	Revolver	8.63	SOFR	500	2/28/2031	USD	23,500	23,402	23,500		[1,2,3,4]
BCP Remed Holdings, Inc.	Term Loan	8.64	SOFR	500	2/28/2031	USD	2,154,240	2,145,259	2,174,648		[1,2,3,4]
HHS Buyer, Inc.	Delayed Draw	9.16-9.44	SOFR	550	8/31/2028	USD	2,919,556	2,908,016	2,893,619		[1,2,3,4]
HHS Buyer, Inc.	Term Loan	9.17-9.44	SOFR	550	8/31/2028	USD	1,389,256	1,378,144	1,376,914		[1,2,3,4]
MTS Buyer, Inc.	Term Loan	8.89	SOFR	525	6/3/2032	USD	2,946,484	2,926,930	2,921,206		[1,2,3,4]
NMA Holdings, LLC	Delayed Draw	8.65-8.67	SOFR	525	12/18/2030	USD	184,897	184,261	185,274		[1,2,3,4]
NMA Holdings, LLC	Term Loan	8.67	SOFR	525	12/18/2030	USD	1,912,059	1,900,581	1,915,951		[1,2,3,4]
Psychiatric Medical Care LLC	Term Loan	8.41	SOFR	475	7/1/2032	USD	2,417,019	2,390,107	2,417,019		[1,2,3,4]
RBFD Buyer, LLC	Delayed Draw	8.39	SOFR	500	9/14/2032	USD	128,425	128,122	128,225		[1,2,3,4]
RBFD Buyer, LLC	Revolver	8.39	SOFR	500	9/14/2032	USD	51,837	51,724	51,756		[1,2,3,4]
RBFD Buyer, LLC	Term Loan	8.39	SOFR	500	9/14/2032	USD	948,174	944,199	946,701		[1,2,3,4]
Surgical Center Solutions LLC	Revolver	8.39	SOFR	500	3/25/2031	USD	90,692	90,072	90,495		[1,2,3,4]
Surgical Center Solutions LLC	Term Loan	8.39-8.40	SOFR	500	3/25/2031	USD	4,693,265	4,665,139	4,683,030		[1,2,3,4]
								19,735,956	19,808,338
Healthcare, Education, and Childcare - 1.0%
Acuity Eyecare Holdings, LLC	Delayed Draw	9.56-9.63	SOFR	575	12/31/2030	USD	2,276,936	2,297,977	2,299,705		[1,2,3]
Acuity Eyecare Holdings, LLC	Term Loan	9.56	SOFR	575	12/31/2030	USD	494,260	498,828	499,203		[1,2,3]
								2,796,805	2,798,908
Human Resources & Employment Services - 2.2%
AQ Carver Buyer, Inc.	Term Loan	9.27	SOFR	550	4/2/2031	USD	6,202,304	6,295,765	5,886,849		[1,2,3]

Industrial Machinery and Supplies and Components - 6.0%
Aeritek Global CAD Acquisition Inc.	Revolver	10.14-10.17	SOFR	650	8/27/2030	USD	166,952	166,165	165,709		[1,2,3,4]
Aeritek Global CAD Acquisition Inc.	Term Loan	10.17	SOFR	650	8/27/2030	USD	5,869,373	5,843,668	5,825,657		[1,2,3,4]
Shape Technologies Group, Inc.	Term Loan	10.89	SOFR	675	9/6/2030	USD	2,810,080	2,788,321	2,721,350		[1,2,3]
Vortex Companies, LLC	Delayed Draw	8.61-8.64	SOFR	500	9/4/2029	USD	2,336,111	2,325,514	2,332,882		[1,2,3]
Vortex Companies, LLC	Term Loan	8.61-8.67	SOFR	500	9/4/2029	USD	1,777,062	1,771,279	1,774,606		[1,2,3]
Vortex Intermediate, LLC	Term Loan	8.64	SOFR	500	9/4/2029	USD	3,852,451	3,837,611	3,847,126		[1,2,3]
								16,732,558	16,667,330
Information Technology - 3.8%
Meriplex Communications, LTD.	Term Loan	8.74	SOFR	500	7/17/2028	USD	6,454,962	6,382,405	6,374,275		[1,2,3]
Pricelabs Revenue Inc.	Term Loan	8.44	SOFR	480	3/17/2033	USD	4,327,273	4,285,301	4,284,000		[1,2,3,4]
								10,667,706	10,658,275
IT Consulting and Other Services - 2.3%
Lighthouse Technologies Holding Corp.	Term Loan	8.48	SOFR	500	12/31/2029	USD	6,554,896	6,540,431	6,517,805		[1,2,3,4]

Leisure Facilities - 2.0%
CorePower Yoga, LLC	Term Loan	8.98	SOFR	575	4/30/2031	USD	5,530,140	5,506,030	5,585,441		[1,2,3,4]

Leisure Products - 2.1%
Play Holdings, Inc.	Revolver	9.23	SOFR	525	10/29/2030	USD	59,090	58,560	58,410		[1,2,3,4]
Play Holdings, Inc.	Term Loan	9.23	SOFR	525	10/29/2030	USD	5,717,489	5,664,983	5,651,648		[1,2,3,4]
								5,723,543	5,710,058
Materials - 0.8%
Associated Springs US, LLC	Delayed Draw	8.52	SOFR	400	4/4/2030	USD	898,222	898,222	898,222		[1,2,3,4]
Associated Springs US, LLC	Term Loan	8.52	SOFR	400	4/4/2030	USD	1,372,876	1,372,876	1,372,876		[1,2,3,4]
								2,271,098	2,271,098

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans - 89.2% (Continued)
Movies and Entertainment - 2.3%
CB Sports Holdings BIDCO, LLC	Delayed Draw	8.15-8.18	SOFR	450	12/19/2032	USD	2,958,046	2,953,703	2,949,073	[1,2,3,4]
CB Sports Holdings BIDCO, LLC	Term Loan	8.18-8.36	SOFR	450	12/19/2032	USD	3,378,549	3,535,622	3,368,300	[1,2,3,4]
								6,489,325	6,317,373
Other Specialty Retail - 1.8%
Bridges Consumer Healthcare Intermediate LLC	Delayed Draw	9.10	SOFR	525	12/20/2031	USD	1,399,951	1,394,537	1,393,506	[1,2,3,4]
Bridges Consumer Healthcare Intermediate LLC	Term Loan	9.10	SOFR	525	12/20/2031	USD	3,677,205	3,806,325	3,660,275	[1,2,3,4]
								5,200,862	5,053,781
Passenger Ground Transportation - 2.3%
EverDriven Technologies, LLC	Term Loan	8.14	SOFR	475	2/14/2031	USD	6,467,500	$ 6,597,380	$ 6,438,181	[1,2,3]

Real Estate Services - 2.1%
Community Management Holdings LLC	Delayed Draw	8.68	SOFR	500	11/1/2031	USD	1,586,810	1,575,748	1,581,955	[1,2,3,4]
Community Management Holdings LLC	Revolver	8.66	SOFR	500	11/1/2031	USD	398,936	396,229	397,716	[1,2,3,4]
Community Management Holdings LLC	Term Loan	8.66-8.74	SOFR	500	11/1/2031	USD	4,005,984	4,124,157	3,993,727	[1,2,3,4]
								6,096,134	5,973,398
Research & Consulting Services - 8.3%
Accordion Partners LLC	Term Loan	8.67	SOFR	525	11/15/2031	USD	6,968,750	7,104,943	6,931,858	[1,2,3]
Aprio Advisory Group, LLC	Delayed Draw	8.48	SOFR	475	8/1/2031	USD	1,477,781	1,475,123	1,469,945	[1,2,3,4]
Aprio Advisory Group, LLC	Revolver	8.48	SOFR	475	8/1/2031	USD	197,226	196,858	196,180	[1,2,3,4]
Aprio Advisory Group, LLC	Term Loan	8.48	SOFR	475	8/1/2031	USD	3,726,151	3,863,192	3,706,393	[1,2,3,4]
Franklin Energy	Revolver	8.91-8.92	SOFR	525	8/1/2031	USD	143,130	142,493	137,776	[1,2,3,4]
Franklin Energy	Term Loan	8.91	SOFR	525	8/1/2031	USD	5,664,917	5,639,712	5,453,029	[1,2,3,4]
Pearl Meyer & Partners, LLC	Revolver	8.16-8.20	SOFR	500	12/23/2031	USD	737,903	736,318	733,474	[1,2,3,4]
Pearl Meyer & Partners, LLC	Term Loan	8.20	SOFR	500	12/23/2031	USD	4,380,040	4,370,625	4,353,747	[1,2,3,4]
								23,529,264	22,982,402
Restaurants - 0.7%
City Barbeque, LLC	Delayed Draw	8.99	SOFR	535	9/4/2030	USD	215,147	214,394	211,265	[1,2,3,4]
City Barbeque, LLC	Term Loan	8.99	SOFR	535	9/4/2030	USD	1,699,478	1,689,354	1,668,812	[1,2,3,4]
								1,903,748	1,880,077
Specialized Consumer Services - 3.3%
CCG Group Acquisition Company	Term Loan	9.00	SOFR	450	12/30/2032	USD	6,052,347	6,052,347	6,038,429	[1,2,3,4]
Club Car Wash Operating, LLC	Delayed Draw	9.28-9.86	SOFR	550	6/16/2027	USD	3,126,180	3,151,833	3,128,669	[1,2,3,4]
								9,204,180	9,167,098
Trading Companies and Distributors - 5.5%
BlastOne	Delayed Draw	8.64-8.74	SOFR	500	8/1/2031	USD	62,664	62,199	61,778	[1,2,3,4]
BlastOne	Revolver	8.73-9.51	SOFR	500	8/1/2031	USD	516,732	554,938	487,004	[1,2,3,4]
BlastOne	Revolver	8.73-9.51	BBSW	500	8/1/2031	AUD	185,308	80,177	148,832	[1,2,3,4]
BlastOne	Term Loan	8.73	SOFR	500	8/1/2031	USD	3,760,950	3,744,224	3,707,723	[1,2,3,4]
BlastOne	Term Loan	9.51	BBSW	500	8/1/2031	AUD	488,435	321,757	333,210	[1,2,3,5]
Easy Ice, LLC	Delayed Draw	9.07-9.13	SOFR	525	10/30/2030	USD	241,850	240,921	241,851	[1,2,3,4]
Easy Ice, LLC	Revolver	9.06	SOFR	525	10/30/2030	USD	46,870	46,662	46,870	[1,2,3,4]
Easy Ice, LLC	Term Loan	9.06	SOFR	525	10/30/2030	USD	2,031,509	2,023,370	2,031,523	[1,2,3,4]
Shrieve Chemical Company, LLC	Revolver	9.67	SOFR	600	10/30/2030	USD	88,222	87,837	87,095	[1,2,3]
Shrieve Chemical Company, LLC	Term Loan	9.67	SOFR	600	10/30/2030	USD	2,292,341	2,282,639	2,263,059	[1,2,3]
TCP Buyer, Inc.	Revolver	9.20	SOFR	500	3/12/2031	USD	71,633	71,633	71,522	[1,2,3,4]
TCP Buyer, Inc.	Term Loan	7.01	CORRA	500	3/12/2031	AUD	446,631	328,267	313,866	[1,2,3,4]
TCP Buyer, Inc.	Term Loan	9.20	SOFR	500	3/12/2031	USD	5,591,525	5,591,525	5,582,857	[1,2,3,4]
								15,436,149	15,377,190
Utilities - 2.7%
Superna Inc.	Term Loan	10.16	SOFR	625	3/5/2028	USD	7,559,008	7,609,361	7,634,599	[1,2,3]
Total Senior Secured Loans								250,974,020	248,297,444

iDirect Private Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

	Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Short-Term Investments - 11.4%
Money Market Funds - 11.4%
	Fidelity Treasury Portfolio, Class I, 3.55%							12,412,793	12,412,793	12,412,793	[5]
	Fidelity Government Portfolio Institutional Class, 3.57%							303,003	303,003	303,003	[5]
	MSILF Treasury Portfolio Institutional Class, 3.56%							18,932,529	18,932,529	18,932,529	[5]
	Total Short-Term Investments								31,648,325	31,648,325

	Total Investments - 124.3%								$ 349,423,206	$ 346,023,109
	Liabilities In Excess Of Other Assets - (24.3%)									(67,707,323)
	Net Assets - 100.0%									$ 278,315,786

AUD -	Australian Dollars
CAD -	Canadian Dollars
USD -	United States Dollar
BBSW -	Bank Bill Swap Rate
CORRA -	Canadian Overnight Repo Rate Average SOFR - Secured Overnight Financing Rate

[1]	Securities restricted to resale represent $314,374,784 or 112.9% of net assets.
[2]	The fair value of this investment is determined using significant unobservable inputs and is classified as Level 3 on the GAAP hierarchy.
[3]	Variable or floating rate security. The rate in effect as of June 30, 2026, is based on the reference rate plus the displayed spread as of the security's last reset date.
[4]	A portion of this investment was not funded as of June 30, 2026. The Fund had $46,368,3847 at par value in unfunded commitments as of June 30, 2026.
[5]	Rate disclosed is the seven day effective yield as of June 30, 2026.